SEGMENT INFORMATION - Customer Concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 1,833,074	$ 1,865,039	$ 1,915,550
One Customer | Revenue Benchmark | Customer Concentration Risk
Segment Reporting Information [Line Items]
Revenue	$ 214,000
Concentration risk (as a percent)	12.00%
One Customer | Accounts Receivable | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	15.00%
Accounts receivable	$ 61,400